N-6	May 01, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2024
Amendment Flag	false
C000236402 [Member] | NYLI VP Schroders Mid Cap Opportunities Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc. (“Schroders”)
Current Expenses [Percent]	0.83%
C000236402 [Member] | NYLI VP Dimensional US Equity Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP (“DFA”)
Current Expenses [Percent]	0.53%
C000236402 [Member] | MainStay VP Hedge Multi Strategy Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	NYLI Hedge Multi-Strategy Index